Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action

(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

2018

Total capital to risk-weighted assets
Consolidated	$78,968	14.5%	$43,500	8.0%	$54,375	10.0%
Bank	77,854	14.3	43,488	8.0	54,361	10.0
Tier 1 capital to risk-weighted assets
Consolidated	73,053	13.4	32,625	6.0	43,500	8.0
Bank	71,939	13.2	32,616	6.0	43,488	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	73,053	13.4	24,469	4.5	35,344	6.5
Bank	71,939	13.2	24,462	4.5	35,334	6.5
Tier 1 capital to average assets
Consolidated	73,053	10.1	29,031	4.0	36,288	5.0
Bank	71,939	9.9	29,025	4.0	36,281	5.0

2017

Total capital to risk-weighted assets
Consolidated	$71,815	13.8%	$41,693	8.0%	$52,116	10.0%
Bank	70,672	13.6	41,684	8.0	52,105	10.0
Tier 1 capital to risk-weighted assets
Consolidated	66,203	12.7	31,270	6.0	41,693	8.0
Bank	65,060	12.5	31,263	6.0	41,684	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	66,203	12.7	23,452	4.5	33,876	6.5
Bank	65,060	12.5	23,447	4.5	33,868	6.5
Tier 1 capital to average assets
Consolidated	66,203	9.3	28,437	4.0	35,546	5.0
Bank	65,060	9.2	28,432	4.0	35,541	5.0